EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant, and Equipment [Abstract]
Schedule of Equipment

	December 31,
	2025	2024
		(As Restated)

Equipment	$312,206	$242,526
Less: accumulated depreciation	(197,400)	(156,413)
Equipment, net	$114,806	$86,113